American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2021

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Automobiles — 4.1%
Tesla, Inc.(1)	17,090	13,252,953
Banks — 1.1%
JPMorgan Chase & Co.	16,150	2,643,594
U.S. Bancorp	15,510	921,914
		3,565,508
Beverages — 1.0%
Constellation Brands, Inc., Class A	14,590	3,073,967
Biotechnology — 2.4%
Biogen, Inc.(1)	7,570	2,142,234
Regeneron Pharmaceuticals, Inc.(1)	9,280	5,616,071
		7,758,305
Capital Markets — 1.6%
MSCI, Inc.	8,200	4,988,388
Chemicals — 0.2%
Ecolab, Inc.	3,710	773,980
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	10,740	1,489,853
Electrical Equipment — 0.9%
Acuity Brands, Inc.	9,437	1,636,093
Rockwell Automation, Inc.	4,410	1,296,716
		2,932,809
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	10,470	839,903
Keyence Corp.	2,000	1,193,742
		2,033,645
Entertainment — 2.9%
Netflix, Inc.(1)	8,930	5,450,336
Roku, Inc.(1)	4,550	1,425,743
Walt Disney Co. (The)(1)	14,870	2,515,558
		9,391,637
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	12,840	5,769,654
Health Care Equipment and Supplies — 6.0%
ABIOMED, Inc.(1)	1,400	455,728
DexCom, Inc.(1)	3,360	1,837,450
Edwards Lifesciences Corp.(1)	32,660	3,697,439
IDEXX Laboratories, Inc.(1)	4,690	2,916,711
Insulet Corp.(1)	2,840	807,213
Intuitive Surgical, Inc.(1)	9,390	9,335,068
		19,049,609
Health Care Providers and Services — 2.8%
Guardant Health, Inc.(1)	4,430	553,794
UnitedHealth Group, Inc.	21,240	8,299,318
		8,853,112
Hotels, Restaurants and Leisure — 3.1%
Chipotle Mexican Grill, Inc.(1)	3,180	5,779,713
Starbucks Corp.	21,470	2,368,356

Wingstop, Inc.	10,200	1,672,086
		9,820,155
Household Products — 0.6%
Colgate-Palmolive Co.	24,540	1,854,733
Interactive Media and Services — 12.4%
Alphabet, Inc., Class A(1)	4,320	11,549,607
Alphabet, Inc., Class C(1)	5,290	14,099,490
Facebook, Inc., Class A(1)	41,470	14,074,503
		39,723,600
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	6,640	21,812,666
Chewy, Inc., Class A(1)(2)	4,450	303,089
		22,115,755
IT Services — 16.1%
Adyen NV(1)	1,880	5,255,280
Mastercard, Inc., Class A	36,180	12,579,063
Okta, Inc.(1)	6,890	1,635,273
PayPal Holdings, Inc.(1)	38,840	10,106,556
Shopify, Inc., Class A(1)	3,390	4,596,094
Square, Inc., Class A(1)	22,550	5,408,392
Visa, Inc., Class A	54,060	12,041,865
		51,622,523
Machinery — 1.7%
Donaldson Co., Inc.	11,040	633,806
Nordson Corp.	5,330	1,269,339
Westinghouse Air Brake Technologies Corp.	21,060	1,815,583
Yaskawa Electric Corp.	32,300	1,550,999
		5,269,727
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	24,090	1,933,704
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	14,890	4,465,958
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	13,630	2,279,209
Semiconductors and Semiconductor Equipment — 4.7%
Analog Devices, Inc.	19,980	3,346,250
Applied Materials, Inc.	43,660	5,620,352
Xilinx, Inc.	40,240	6,075,838
		15,042,440
Software — 10.3%
DocuSign, Inc.(1)	23,250	5,985,247
Microsoft Corp.	68,500	19,311,520
Paycom Software, Inc.(1)	4,820	2,389,515
salesforce.com, Inc.(1)	12,240	3,319,733
Zscaler, Inc.(1)	7,580	1,987,628
		32,993,643
Technology Hardware, Storage and Peripherals — 11.8%
Apple, Inc.	265,800	37,610,700
Textiles, Apparel and Luxury Goods — 3.1%
lululemon athletica, Inc.(1)	12,030	4,868,541
NIKE, Inc., Class B	35,350	5,133,880
		10,002,421
TOTAL COMMON STOCKS (Cost $75,855,863)		317,667,988

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,663,208)	5,880	1,611,355
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $284,627), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $278,957)		278,957
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $948,645), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $930,000)		930,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	391,710	391,710
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,600,667)		1,600,667
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $79,119,738)		320,880,010
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,087,700)
TOTAL NET ASSETS — 100.0%		$319,792,310

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	210,795	USD	245,079	Credit Suisse AG	12/31/21	$(418)
USD	3,839,954	EUR	3,266,406	Credit Suisse AG	12/31/21	48,776
JPY	6,548,850	USD	59,537	Bank of America N.A.	12/30/21	(640)
JPY	7,585,550	USD	67,783	Bank of America N.A.	12/30/21	437
USD	1,104,116	JPY	120,932,700	Bank of America N.A.	12/30/21	16,508
						$64,663

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $303,090. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $332,128, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	309,667,967	8,000,021	—
Exchange-Traded Funds	1,611,355	—	—
Temporary Cash Investments	391,710	1,208,957	—
	311,671,032	9,208,978	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	65,721	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,058	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.